Master Trust - Schedule of Net Assets of Master Trust and Plans' Interest (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 004 & 003 | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 649,325,069	$ 604,812,482
Investment contracts at contract value	52,060,754	58,433,249
Total value of interest in Savings Plans Master Trust for Alcoa USA Corporation	701,385,823	663,245,731
EBP 004 & 003 | Investments in Stock Fund | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	14,083,850	11,392,632
EBP 004 & 003 | Shares of Registered Investment Companies | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	460,305,683	406,364,768
EBP 004 & 003 | Commingled Trusts | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	150,358,924	164,419,005
EBP 004 & 003 | Self-Directed Brokerage Accounts | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	24,576,612	22,636,077
EBP 004 | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	237,510,239	214,127,218
Investment contracts at contract value	23,141,275	26,650,341
Total value of interest in Savings Plans Master Trust for Alcoa USA Corporation	260,651,514	240,777,559
EBP 004 | Investments in Stock Fund | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	4,908,261	4,435,218
EBP 004 | Shares of Registered Investment Companies | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	164,861,080	130,413,866
EBP 004 | Commingled Trusts | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	61,237,452	72,465,064
EBP 004 | Self-Directed Brokerage Accounts | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	6,503,446	6,813,070
EBP 003 | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	411,814,830	390,685,264
Investment contracts at contract value	28,919,479	31,782,908
Total value of interest in Savings Plans Master Trust for Alcoa USA Corporation	440,734,309	422,468,172
EBP 003 | Investments in Stock Fund | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	9,175,589	6,957,414
EBP 003 | Shares of Registered Investment Companies | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	295,444,603	275,950,902
EBP 003 | Commingled Trusts | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	89,121,472	91,953,941
EBP 003 | Self-Directed Brokerage Accounts | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 18,073,166	$ 15,823,007